As filed with the Securities and Exchange Commission on April 18, 2003.

                                                  File Nos.    333-102308
                                                               811-4007
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                         POST-EFFECTIVE AMENDMENT NO. 1

                             SMITH BARNEY TRUST II
               (Exact Name of Registrant as Specified in Charter)

                                125 Broad Street
                            New York, New York 10004
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, Including Area Code: 800-451-2010

                                 R. JAY GERKEN
                        SMITH BARNEY FUND MANAGEMENT LLC
                                399 Park Avenue
                            New York, New York 10022
                    (Name and Address of Agent for Service)

                                WITH COPIES TO:


Robert I. Frenkel, Esq.        Christina T. Sydor, Esq.        Roger P. Joseph, Esq.        Burton M. Leibert, Esq.
Smith Barney Fund              Smith Barney Fund               Bingham McCutchen            Willkie Farr &
  Management LLC                 Management LLC                LLP                          Gallagher
399 Park Avenue                399 Park Avenue                 150 Federal Street           787 Seventh Avenue
New York, NY  10022            New York, NY  10022             Boston, MA  02110            New York, NY  10019


 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: as soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933


                     Title of Securities Being Registered:
      Shares of Beneficial Interest ($0.00001 par value) of the Registrant

-------------------------------------------------------------------------------

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

This amendment to the Registration Statement on Form N-14 of Smith Barney Trust II, filed with the Securities and Exchange Commission on December 31, 2002 (Accession No. 0000929638-02-000166; 1933 Act Registration No. 333-102308)(the
"Registration Statement"), is being filed to add Exhibits 12(a), 12(b) and 16(a) to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

                           PART C: OTHER INFORMATION

ITEM 16. EXHIBITS

 12(a) Opinion of Willkie Farr & Gallagher as to tax matters is filed herewith.

 12(b) Consent of counsel is filed herewith.

 16(a) Power of Attorney is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be signed in its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 18th day of April, 2003.

                              SMITH BARNEY TRUST II,
                              on behalf of Smith Barney International Large Cap Fund

                              By: /s/  Thomas C. Mandia
                                 ------------------------------
                                  Thomas C. Mandia
                                  Assistant Secretary

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on April 18, 2003.

                                            President, Principal
  /s/ R. Jay Gerken*                       Executive Officer and
----------------------------------               Trustee
R. Jay Gerken

                                           Principal Financial
  /s/ Lewis E. Daidone*                   Officer and Principal
-----------------------------------        Accounting Officer
Lewis E. Daidone

  /s/ Elliott J. Berv*                           Trustee
----------------------------------
Elliott J. Berv

  /s/ Donald M. Carlton*                         Trustee
----------------------------------
Donald M. Carlton

  /s/ A. Benton Cocanougher*                     Trustee
----------------------------
A. Benton Cocanougher

  /s/ Mark T. Finn *                             Trustee
----------------------------------
Mark T. Finn

  /s/ Stephen Randolph Gross*                    Trustee
-----------------------------
Stephen Randolph Gross

  /s/ Diana R. Harrington*                       Trustee
----------------------------------
Diana R. Harrington

  /s/ Susan B. Kerley*                           Trustee
-----------------------------------
Susan B. Kerley

  /s/ Alan G. Merten*                            Trustee
----------------------------------
Alan G. Merten

  /s/ C. Oscar Morong, Jr.*                      Trustee
----------------------------------
C. Oscar Morong, Jr.

  /s/ R. Richardson Pettit*                      Trustee
----------------------------------
R. Richardson Pettit

  /s/ Walter E. Robb, III*                       Trustee
----------------------------------
Walter E. Robb, III


*By:   /s/ Thomas C. Mandia
----------------------------------
      Thomas C. Mandia

Executed by Thomas C. Mandia, Attorney-in-Fact on behalf of those indicated, pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

   Exhibit No.        Description

     12(a)            Opinion of Willkie Farr & Gallagher as to tax matters
     12(b)            Consent of counsel
     16(a)            Power of Attorney